File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc.
Class ABC Prospectus dated May 3, 2004.

This information reflects a change to the Prospectus section, "Enterprise High-Yield Bond Fund".

On page 59 under "Fees and Expenses", the "Investment Advisory Fees" line is replaced with the following which became effective June 1, 2004:

	Class A - 0.58%; Class B - 0.58%; Class C - 0.58%.

The "Total Annual Operating Expenses" line is replaced with the following which became effective June 1, 2004:

	Class A - 1.37%; Class B - 1.92%; Class C - 1.92%.

The "Less Expense Reimbursement" line is replaced with the following which became effective June 1, 2004:

	Class A - (0.07%); Class B - (0.07%); Class C - (0.07%).

On page 60 under "Example", under "If you redeem your shares at the end of the period:", the 1, 3, 5, and 10-year numbers for Classes A, B, and C are replaced with the following which became effective June 1, 2004:

	Class A - $608, $888, $1,189, $2,043
	Class B - $695, $1,003, $1,237, $2,101
	Class C - $295, $603, $1,037, $2,243

On page 60 under "Example", under "If you do not redeem your shares:", the 1, 3, 5, and 10-year numbers for Classes A, B, and C are replaced with the following which became effective June 1, 2004:

	Class A - $608, $888, $1,189, $2,043
	Class B - $195, $603, $1,037, $2,101
	Class C - $195, $603, $1,037, $2,243

This information reflects a change to the Prospectus section, "The Investment Advisor" under "Fund Management".

On page 95 under the High-Yield Bond Fund, the percentage in the Fee column is replaced with the following which became effective
June 1, 2004:

At a rate of 0.60% of the average of the daily closing net asset values of the Fund per year as to the first $200 million, and 0.50% paid monthly thereafter.

This information reflects a change to the Prospectus section, "The Fund Managers".

On page 98 under the Mergers and Acquisitions Fund, the paragraph under the "Fund Managers" column is replaced with the following effective immediately:

Mario J. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Fund. He has more than 36 years' experience in the investment industry.

June 14, 2004


Supplement to The Enterprise Group of Funds, Inc.
Class Y Prospectus dated May 3, 2004.

This information reflects a change to the Prospectus section, "Enterprise High-Yield Bond Fund".

On page 56 under "Fees and Expenses", the "Investment Advisory
Fees" line is replaced with "0.58% which became effective
June 1, 2004.

The "Total Annual Operating Expenses" line is replaced with "0.92%" which became effective June 1, 2004.

The "Less Expense Reimbursement" line is replaced with "(0.07%)" which became effective June 1, 2004.

On page 56 under "Example", under the lines, "If you redeem your shares at the end of the period:" and "If you do not redeem your shares:", the 1, 3, 5, and 10-year numbers for Class Y are replaced with the following which became effective June 1, 2004:
$94, $293, $509, and $1,131".

This information reflects a change to the Prospectus section, "The Investment Advisor" under "Fund Management".

On page 84 under the High-Yield Bond Fund, the percentage in the Fee column is replaced with the following which became effective June 1, 2004:

At a rate of 0.60% of the average of the daily closing net asset values of the Fund per year as to the first $200 million, and 0.50% paid monthly thereafter.

This information reflects a change to the Prospectus section, "The Fund Managers".

On page 87 under the Mergers and Acquisitions Fund, the paragraph under the "Fund Managers" column is replaced with the following effective immediately:

Mario J. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Fund. He has more than 36 years' experience in the investment industry.

June 14, 2004